Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,427,228		$ 1,427,228			$ 1,481,936
Foreign exchange gains (losses)	(2,843)	$ (11,624)	$ 4,117	$ (6,885)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 3,100.0		kr 3,100.0
Carrying amount of debt	354,486		$ 354,486			$ 355,514
Unsecured Debt | Cross-currency swap agreements
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 360,500		$ 360,500
Unsecured Debt | Minimum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable	5.74%		5.74%		5.74%
Unsecured Debt | Maximum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable	7.89%		7.89%		7.89%
Unsecured Debt | NIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			4.60%
Unsecured Debt | NIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%